Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturity securities-available-for-sale (amortized cost of $6,209.9 and $6,023.0)	$ 6,769.5	$ 6,419.1
Commercial mortgage loans, net	4,902.3	4,513.6
Real estate, net	92.7	153.1
Other invested assets	130.9	60.8
Total investments	11,895.4	11,146.6
Cash and cash equivalents	138.4	152.0
Premiums and other receivables	118.8	101.9
Accrued investment income	111.7	110.8
Amounts recoverable from reinsurers	949.3	938.3
Deferred acquisition costs, value of business acquired and other intangible assets, net	344.9	330.2
Goodwill	36.0	36.0
Property and equipment, net	101.3	111.5
Other assets	113.9	101.7
Separate account assets	4,593.5	4,787.4
Total assets	18,403.2	17,816.4
Liabilities:
Future policy benefits and claims	5,683.6	5,502.3
Other policyholder funds	5,078.1	4,627.8
Deferred tax liabilities, net	103.0	48.9
Short-term debt	251.2	2.2
Long-term debt	300.9	551.9
Other liabilities	402.5	401.3
Separate account liabilities	4,593.5	4,787.4
Total liabilities	16,412.8	15,921.8
Commitments and contingencies (See Note 19)
Shareholders' equity:
Preferred stock, 100,000,000 shares authorized; none issued
Common stock, no par, 300,000,000 shares authorized; 44,268,859 and 46,159,387 shares issued at December 31, 2011 and December 31, 2010, respectively	82.4	158.2
Accumulated other comprehensive income	235.1	160.9
Retained earnings	1,672.9	1,575.5
Total shareholders' equity	1,990.4	1,894.6
Total liabilities and shareholders' equity	$ 18,403.2	$ 17,816.4